Tangible Equity Units (Notes)	12 Months Ended
Sep. 30, 2014
Tangible Equity Units [Abstract]
Tangible Equity Units [Text Block]
NOTE 18 — TANGIBLE EQUITY UNITS
In May 2014, the Company completed a public offering of 2.875 million TEUs, each with a stated value of $100.00. Each TEU is comprised of a prepaid stock purchase contract and a senior amortizing note due June 1, 2017. The prepaid common stock purchase contracts were recorded as additional paid-in capital, net of issuance costs, and the senior notes have been recorded as long-term debt. Issuance costs associated with the debt component were recorded as deferred financing costs within “Prepaid expenses and other current assets” and “Other assets” on the consolidated balance sheets and are being amortized using the effective interest rate method over the term of the instrument to June 1, 2017. Post allocated the proceeds from the issuance of the TEUs to equity and debt based on the relative fair values of the respective components of each TEU. The proceeds received in the offering were $278.6, which were net of financing fees of $8.9. The aggregate values assigned upon issuance of each component of the TEUs were as follows (amounts in millions except price per TEU):

	Equity Component	Debt Component	TEUs Total
Price per TEU	$85.48	$14.52	$100.00
Gross proceeds	$245.7	$41.8	$287.5
Issuance costs	(7.6)	(1.3)	(8.9)
Net proceeds	$238.1	$40.5	$278.6

Balance sheet impact (at issuance)
Prepaid expenses and other current assets (deferred financing fees)	$—	$0.7	$0.7
Other assets (deferred financing fees)	—	0.6	0.6
Current portion of long term debt	—	13.3	13.3
Long-term debt	—	28.5	28.5
Additional paid-in capital	238.1	—	238.1

Each senior amortizing note has an initial principal amount of $14.5219, bears interest at 5.25% per annum and will have a final installment payment date of June 1, 2017. On March 1, June 1, September 1 and December 1 of each year, commencing on September 1, 2014, Post will pay equal quarterly cash installments of $1.3125 per amortizing note (except for the September 1, 2014 installment payment, which was $1.35625 per amortizing note). Each installment will constitute a payment of interest and a partial repayment of principal. Unless settled earlier at the holder’s or the Company’s option, each purchase contract will automatically settle on June 1, 2017 (subject to postponement in certain limited circumstances), and Post will deliver not more than 2.0964 shares and not less than 1.7114 shares of its common stock per purchase contract, each subject to adjustment. For each purchase contract, the Company will deliver on the third business day immediately following the last trading day of the observation period a number of shares of its common stock determined as described below. The “observation period” will be the 20 consecutive trading day period beginning on, and including, the 22nd scheduled trading day immediately preceding June 1, 2017 (the “mandatory settlement date”). The number of shares of the Company’s common stock issuable upon mandatory settlement of each purchase contract (the “settlement amount”) will be equal to the sum of the “daily settlement amounts” (as defined below) for each of the 20 consecutive trading days during the relevant observation period.
The daily settlement amount for each purchase contract and for each of the 20 consecutive trading days during the observation period will consist of:

•
if the daily volume-weighted average price (“VWAP”) is equal to or greater than $58.4325 per share (the “threshold appreciation price”), subject to adjustment, a number of shares of the Company’s common stock equal to (i) 1.7114 shares of common stock, subject to adjustment (the “minimum settlement rate”) divided by (ii) 20;

•
if the daily VWAP is less than $58.4325 per share, subject to adjustment, but greater than $47.70 per share (the “reference price”), subject to adjustment, a number of shares of the Company’s common stock equal to (i) $100.00 divided by the daily VWAP (ii) divided by 20; and

•
if the daily VWAP of our common stock is less than or equal to $47.70 per share, subject to adjustment, a number of shares of the Company’s common stock equal to (i) 2.0964 shares of common stock, subject to adjustment (the “maximum settlement rate”), divided by (ii) 20.

The initial minimum settlement rate is approximately equal to the TEU stated amount of $100.00 divided by the initial threshold appreciation price of $58.4325 per share. The initial maximum settlement rate is approximately equal to the TEU stated amount of $100.00 divided by the initial reference price of $47.70 per share.